Loss Per Share Attributable to Ordinary Shareholders - Schedule of Ordinary Shares Excluded from Computation of Diluted Loss Per Share (Details) (10-K) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Potential shares excluded from diluted net loss per share	877,183	961,732	790,791	732,691
Preferred Shares (Excluding Preferred A-1 Shares) [Member]
Potential shares excluded from diluted net loss per share			732,273	500,000
Outstanding Share Options [Member]
Potential shares excluded from diluted net loss per share	131,892	45,500	45,500	46,750
Warrant to Purchase Preferred Shares [Member]
Potential shares excluded from diluted net loss per share	13,018	13,018	13,018	15,000
Shareholders' convertible loans [Member]
Potential shares excluded from diluted net loss per share		170,941		170,941